Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Share-based Compensation [Abstract]
Schedule of Restricted Share Award Activity
The following table reflects restricted share award activity for the years ended December 31, 2015, 2014 and 2013.

	Number of Restricted Shares	Weighted-Average Issue Price
Unvested, December 31, 2012	9,000	$9.00
Granted	9,000	9.00
Vested	(1,800)	9.00
Unvested, December 31, 2013	16,200	9.00
Granted	9,000	9.00
Vested	(10,800)	9.00
Unvested, December 31, 2014	14,400	9.00
Granted prior to Listing Date (1)	3,000	9.00
One-time Listing Grant	160,000	8.52
Granted (2)	27,938	8.84
Vested (3)	(17,400)	9.00
Unvested, December 31, 2015	187,938	$8.57

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(1)	Based on the original RSP in place prior to April 8, 2015.

(2)
Based on the Amended RSP which provides an annual retainer to: (i) all independent directors; (ii) independent directors serving on the Audit Committee, Compensation Committee and Nominating and Corporate Governance Committee; and (iii) the non-executive chair.

(3)	RSUs granted prior to April 8, 2015 vested immediately prior to the Listing.

Schedule of Share Based Compensation Total Return
The Advisor will be eligible to earn a number of LTIP Units with a value equal to a portion of the OPP Cap upon the first, second and third anniversaries of the Effective Date, which is the Listing Date, June 2, 2015, based on the Company’s achievement of certain levels of total return to its stockholders (“Total Return”), including both share price appreciation and Common Stock dividends, as measured against a peer group of companies, as set forth below, for the three-year performance period commencing on the Effective Date (the “Three-Year Period”); each 12-month period during the Three-Year Period (the “One-Year Periods”); and the initial 24-month period of the Three-Year Period (the “Two-Year Period”), as follows:

		Performance Period	Annual Period	Interim Period
Absolute Component: 4% of any excess Total Return attained above an absolute hurdle measured from the beginning of such period:		21%	7%	14%
Relative Component: 4% of any excess Total Return attained above the Total Return for the performance period of the Peer Group*, subject to a ratable sliding scale factor as follows based on achievement of cumulative Total Return measured from the beginning of such period:

•	100% will be earned if cumulative Total Return achieved is at least:	18%	6%	12%
•	50% will be earned if cumulative Total Return achieved is:	—%	—%	—%
•	0% will be earned if cumulative Total Return achieved is less than:	—%	—%	—%
•	a percentage from 50% to 100% calculated by linear interpolation will be earned if the cumulative Total Return achieved is between:	0% - 18%	0% - 6%	0% - 12%
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*	The “Peer Group” is comprised of Gramercy Property Trust Inc., Lexington Realty Trust, Select Income REIT, and W.P. Carey Inc.

The Advisor will be eligible to earn a number of LTIP Units with a value equal to a portion of the OPP Cap upon the first, second and third anniversaries of the Effective Date, which is the Listing Date, June 2, 2015, based on the Company’s achievement of certain levels of total return to its stockholders (“Total Return”), including both share price appreciation and Common Stock dividends, as measured against a peer group of companies, as set forth below, for the three-year performance period commencing on the Effective Date (the “Three-Year Period”); each 12-month period during the Three-Year Period (the “One-Year Periods”); and the initial 24-month period of the Three-Year Period (the “Two-Year Period”), as follows:

		Performance Period	Annual Period	Interim Period
Absolute Component: 4% of any excess Total Return attained above an absolute hurdle measured from the beginning of such period:		21%	7%	14%
Relative Component: 4% of any excess Total Return attained above the Total Return for the performance period of the Peer Group*, subject to a ratable sliding scale factor as follows based on achievement of cumulative Total Return measured from the beginning of such period:

•	100% will be earned if cumulative Total Return achieved is at least:	18%	6%	12%
•	50% will be earned if cumulative Total Return achieved is:	—%	—%	—%
•	0% will be earned if cumulative Total Return achieved is less than:	—%	—%	—%
•	a percentage from 50% to 100% calculated by linear interpolation will be earned if the cumulative Total Return achieved is between:	0% - 18%	0% - 6%	0% - 12%
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*	The “Peer Group” is comprised of Gramercy Property Trust Inc., Lexington Realty Trust, Select Income REIT, and W.P. Carey Inc.

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
The following table reflects restricted share award activity for the six months ended June 30, 2016:

	Number of Restricted Shares	Weighted-Average Issue Price
Unvested, December 31, 2015	187,938	$8.57
Granted	—	—
Vested	(41,332)	8.59
Unvested, June 30, 2016	146,606	$8.56